FAIR VALUE OF FINANCIAL INSTRUMENTS	12 Months Ended
Jun. 30, 2011
FAIR VALUE OF FINANCIAL INSTRUMENTS
NOTE 19 – FAIR VALUE OF FINANCIAL INSTRUMENTS

The carrying amount of cash and cash equivalents, contract commitment deposit in banks, accounts receivable, other receivables, amount due to or from related parties, accounts payable and accrued liabilities are reasonable estimates of their fair value because of the short maturity of these items. The carrying amount of the Company’s long term debts approximates their fair value due to the interest rates on the debts approximating at current rates.